Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Distillate International Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate International Fundamental Stability & Value ETF
Class Name	Distillate International Fundamental Stability & Value ETF
Trading Symbol	DSTX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate International Fundamental Stability & Value ETF	$61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly 1000 mid- and large-capitalization stocks listed outside the U.S. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of international stocks over the long-term.
During the period, the Fund benefited from strong global equity market returns, though the fund did not keep pace with the returns of its primary benchmark, the Morningstar Global Markets ex-US Index. Relative to that index, the Fund on average holds companies with more attractive valuation metrics such as Price/Cash Flow or Price/Earnings ratios.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR, Alibaba Group Holding, Ltd., UCB SA

Top Detractors
↓	Stellantis NV, Li Auto, Inc. - Class A, Burberry Group PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/14/2020)
Distillate International Fundamental Stability & Value ETF NAV	21.89	3.43
Morningstar Global Markets ex-US NR USD	24.85	5.57

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.

Net Assets	$ 36,277,067
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 185,585
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$36,277,067
Number of Holdings	102
Net Advisory Fee	$185,585
Portfolio Turnover	117%
30-Day SEC Yield	2.05%
30-Day SEC Yield Unsubsidized	2.05%

Holdings [Text Block]

Top 10 Issuers	(%)
Alibaba Group Holding, Ltd.	3.3%
Samsung Electronics Company, Ltd.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
SK Hynix, Inc.	2.5%
Roche Holding AG	2.4%
British American Tobacco PLC	1.8%
JD.com, Inc.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.4%
London Stock Exchange Group PLC	1.3%
Dr Ing hc F Porsche AG	1.2%

Updated Prospectus Web Address	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Distillate Small/Mid Cash Flow ETF
Shareholder Report [Line Items]
Fund Name	Distillate Small/Mid Cash Flow ETF
Class Name	Distillate Small/Mid Cash Flow ETF
Trading Symbol	DSMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate Small/Mid Cash Flow ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations and strong balance sheets, from a starting universe of U.S. listed small- and mid-capitalization stocks. By avoiding stocks with excessive valuations or significant indebtedness, the Fund aims to outperform a broad benchmark of similarly sized U.S. stocks over the long-term.
During the period, the Fund benefited from very strong U.S. equity returns broadly, though the fund did not keep pace with the returns of its primary benchmark, the Russell 2000 Index. Relative to that index, the Fund holds a portfolio of companies with much less debt, measured by Net Debt to Earnings Before Interest Taxes Depreciation and Amortization (EBITDA), and with more attractive valuation metrics such as Price to Cash Flow or Price to Earnings ratios.

Top Contributors
↑	Dick’s Sporting Goods, Inc., Williams-Sonoma, Inc., Toll Brothers, Inc.

Top Detractors
↓	Atkore, Inc., APA Corporation, Forward Air Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/05/2022)
Distillate Small/Mid Cash Flow ETF NAV	18.91	21.82
Russell 3000 Total Return	35.19	24.32
Russell 2000 Total Return	26.76	14.29
Morningstar US Small Cap TR USD	26.04	16.48

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.

Net Assets	$ 99,059,446
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 360,536
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$99,059,446
Number of Holdings	151
Net Advisory Fee	$360,536
Portfolio Turnover	114%
30-Day SEC Yield	1.09%
30-Day SEC Yield Unsubsidized	1.09%

Holdings [Text Block]

Top 10 Issuers	(%)
Dillard’s, Inc.	1.7%
Toll Brothers, Inc.	1.6%
Owens Corning	1.5%
Crocs, Inc.	1.5%
Alpha Metallurgical Resources, Inc.	1.4%
WEX, Inc.	1.4%
Chesapeake Energy Corporation	1.3%
Qorvo, Inc.	1.3%
Chord Energy Corporation	1.3%
Etsy, Inc.	1.3%

Updated Prospectus Web Address	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Distillate U.S. Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate U.S. Fundamental Stability & Value ETF
Class Name	Distillate U.S. Fundamental Stability & Value ETF
Trading Symbol	DSTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate U.S. Fundamental Stability & Value ETF	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly the largest 500 U.S. listed stocks. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of large-capitalization U.S. stocks over the long-term.
During the period, the Fund benefited from very strong U.S. equity returns broadly, though the fund did not keep pace with the returns of its primary benchmark, the S&P 500 Index. Relative to that index, the Fund on average holds much smaller companies and ones with significantly more attractive valuation metrics as defined by Distillate’s proprietary Free Cash Flow methodology.

Top Contributors
↑	Broadcom, Inc., T-Mobile US, Inc., Home Depot, Inc.

Top Detractors
↓	Bristol-Myers Squibb Company, Humana, Inc., CVS Health Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2018)
Distillate U.S. Fundamental Stability & Value ETF NAV	28.82	16.82	16.18
S&P 500 TR	36.35	15.98	15.26
Russell 1000 Value Total Return	27.76	10.69	10.58

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.

Net Assets	$ 2,072,964,883
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 6,577,459
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$2,072,964,883
Number of Holdings	101
Net Advisory Fee	$6,577,459
Portfolio Turnover	87%
30-Day SEC Yield	1.25%
30-Day SEC Yield Unsubsidized	1.25%

Holdings [Text Block]

Top 10 Issuers	(%)
UnitedHealth Group, Inc.	3.2%
Johnson & Johnson	2.7%
AbbVie, Inc.	2.6%
T-Mobile US, Inc.	2.2%
Cisco Systems, Inc.	2.0%
Comcast Corporation	1.9%
Amgen, Inc.	1.8%
Salesforce, Inc.	1.7%
QUALCOMM, Inc.	1.6%
Cigna Group	1.6%

Updated Prospectus Web Address	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/